As filed with the Securities and Exchange Commission on February 29, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21647

                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                -----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Institutional Liquidity Series
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    FORM N-Q
                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES


                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2007 (UNAUDITED)

                                                                  VALUE
Investment in the Money Market Master Series of
   the Institutional Liquidity Trust (a master portfolio in a
   "master-feeder" structure)                                     $2,663,069,473

     Total Investments (100%)                                     $2,663,069,473




                        NEUBERGER BERMAN PRIME MONEY FUND
                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2007 (UNAUDITED)

                                                                  Value
Investment in the Prime Master Series of
   the Institutional Liquidity Trust (a master portfolio in a
   "master-feeder" structure)                                     $1,059,794,259

     Total Investments (100%)                                     $1,059,794,259

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series
--------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                 VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
CERTIFICATES OF DEPOSIT (13.7%)
              25,000  Bank of Ireland, Yankee CD, 5.05%, due 1/23/08                   P-1              A-1            25,003
              35,000  Barclays Bank NY, Yankee CD, 5.39%, due 1/31/08                  P-1              A-1+           35,000
              25,000  BNP Paribas NY, Yankee CD, 5.12%, due 2/6/08                     P-1              A-1+           25,000
              40,000  Calyon NY, Yankee CD, 5.09%, due 1/25/08                         P-1              A-1+           40,000
              45,000  Deutsche Bank AG, Euro CD, 5.31%, due 2/22/08                    P-1              A-1+           44,998
              15,000  Dexia Credit SA NY, Yankee CD, 4.81%, due 1/28/08                P-1              A-1            14,990
              30,000  HSBC Bank PLC, Yankee CD, 5.33%, due 1/30/08                     P-1              A-1+           30,001
              75,000  Natixis NY, Yankee CD, 5.10% & 5.19%, due 2/19/08
                      & 3/18/08                                                        P-1              A-1+           75,000
             110,000  Royal Bank of Scotland, Yankee CD, 4.69% - 5.06%,
                      due 2/4/08 - 3/27/08                                             P-1              A-1+          110,001
                      TOTAL CERTIFICATES OF DEPOSIT                                                                   399,993

FLOATING RATE CERTIFICATES OF DEPOSIT (1.0%)(u)
              20,000  Calyon NY, Floating Rate Yankee CD, 4.06%, due 1/2/08            P-1              A-1+           20,000
              10,000  Credito Italiano NY, Floating Rate Yankee CD, 5.10%, due
                      1/25/08                                                          P-1              A-1            10,002
                      TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                      30,002

COMMERCIAL PAPER (49.8%)

ASSET BACKED (29.4%)
              50,000  Amsterdam Funding Corp., 5.70%, due 1/14/08                      P-1              A-1            49,905(n)
              50,000  Atlantic Asset Securitization Corp., 6.00%, due 1/11/08          P-1              A-1            49,925(n)
              27,696  Barton Capital Corp., 5.60%, due 1/10/08                         P-1              A-1+           27,662(n)
              50,000  Cancara Asset Securitisation Ltd., 5.60%, due 1/22/08            P-1              A-1+           49,844(n)
              50,000  Chariot Funding LLC, 5.75%, due 1/24/08                          P-1              A-1            49,824(n)
              50,000  Crown Point Capital Co., 5.10% & 5.80%, due 1/22/08 & 2/7/08     P-1              A-1            49,820
              50,000  Fairway Finance Corp., 5.40%, due 1/22/08                        P-1              A-1            49,850(n)
              40,000  Galleon Capital LLC, 4.65%, due 1/2/08                           P-1              A-1            40,000(n)
              75,000  Grampian Funding LLC, 5.01% & 5.04%, due 1/22/08 & 1/24/08       P-1              A-1+           74,778(n)
              45,259  Jupiter Securitization Corp., 5.17% & 5.70%, due 1/18/08         P-1              A-1            45,151(n)
              25,000  Lexington Parker Capital Corp., 5.08%, due 2/8/08                P-1              A-1            24,870
              10,000  Lexington Parker Capital Corp., 5.50%, due 2/14/08               P-1              A-1             9,934(n)
              50,000  North Sea Funding BV LLC, 7.00%, due 1/2/08                      P-1              A-1+           50,000
              13,026  Old Line Funding LLC, 5.35%, due 1/22/08                         P-1              A-1+           12,987(n)
              50,000  Park Avenue Receivables Co. LLC, 5.60%, due 1/22/08              P-1              A-1            49,844(n)
              25,000  Regency Markets No.1 LLC, 5.18%, due 1/15/08                     P-1              A-1            24,953(n)
              50,000  Sheffield Receivables Corp., 5.95%, due 1/2/08 & 1/9/08          P-1              A-1+           49,954(n)
              20,000  Thames Asset Securitization LLC, 5.70%, due 1/22/08              P-1              A-1            19,937(n)
              56,444  Thunder Bay Fundinng, Inc., 5.35%, due 1/18/08                   P-1              A-1            56,310(n)
              25,000  Variable Funding Capital Corp., 5.17%, due 1/7/08                P-1              A-1+           24,982(n)
              50,000  Yorktown Capital LLC, 5.37%, due 1/28/08                         P-1              A-1+           49,806(n)

                                                                                                                      860,336
BANKING (20.4%)
              40,000  Barclays U.S. Funding Corp., 4.77% - 5.08%, due 2/19/08 -
                      4/24/08                                                          P-1              A-1+           39,601

See Notes to Schedule of Investments

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                  VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              40,000  BNP Paribas NY, 4.95%, due 2/20/08                               P-1              A-1+           39,731
              10,000  Caisse Nationale d'Epargne, 4.95%, due 2/29/08                   P-1              A-1+            9,920(n)
              50,000  Danske Corp., 4.67%, due 1/14/08                                 P-1              A-1+           49,922(n)
              55,000  Dexia Delaware LLC, 5.00% & 5.01%, due 1/2/08 & 2/25/08          P-1              A-1+           54,887
              15,000  JP Morgan Chase, 4.99%, due 3/3/08                               P-1              A-1+           14,873
              70,000  Nordea Bank NA, 4.83% & 4.96%, due 2/29/08 & 3/10/08             P-1              A-1+           69,406
              60,000  Picaros Funding PLC, 5.05% & 5.17%, due 2/4/08 & 2/21/08         P-1              A-1+           59,646
              50,000  Societe Generale NA, 4.87%, due 3/19/08                          P-1              A-1+           49,479
              65,000  Swedbank Mortgage AB, 5.03% & 5.16%, due 1/11/08 & 2/20/08       P-1              A-1            64,833
              80,000  UBS Finance, Inc., 5.24% - 5.46%, due 1/14/08 - 3/10/08          P-1              A-1+           79,415
              35,100  Unicredito Italiano PLC, 5.10%, due 1/14/08 & 1/18/08            P-1              A-1            35,032(n)
              30,000  Westpac Securities Corp., 4.91%, due 2/19/08                     P-1              A-1+           29,804(n)

                                                                                                                      596,549
                      TOTAL COMMERCIAL PAPER                                                                        1,456,885

CORPORATE DEBT SECURITIES (0.5%)

FINANCIAL SERVICES (0.5%)
              15,000  Citigroup, Inc., Senior Unsecured Notes, 3.50%, due 2/1/08       P-1              A-1+           14,977

FLOATING RATE CORPORATE DEBT SECURITIES (26.3%)(u)

ASSET BACKED (6.9%)
              35,000  American Honda Finance Corp., Floating Rate Medium-Term
                      Notes, 4.87%, due 2/6/08                                         P-1              A-1            35,000(n)
              25,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
                      5.10%, due 3/10/08                                               P-1              A-1+           24,999(n)
              14,900  LP Pinewood SPV, Floating Rate Notes, 5.11%, due 1/3/08          P-1                             14,900
              50,000  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.33% -
                      4.90%, due 1/2/08 - 3/20/08                                      P-1              A-1+           49,999(n)
              10,880  Schreiber Capital Corp., Floating Rate Bonds, 5.11%, due
                      1/3/08                                                           P-1                             10,880
              20,000  Tango Finance Corp., Floating Rate Medium-Term Notes, 4.31%,
                      due 1/2/08                                                       P-1              A-1+           20,000(n)
              25,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
                      Ser. B, 4.07%, due 1/2/08                                        P-1              A-1+           25,000
              20,000  Wachovia Bank NA, Senior Floating Rate Bank Notes, 4.98%, due
                      1/25/08                                                          P-1              A-1+           20,000
                                                                                                                      200,778
BANKING (14.0%)
              25,000  Allied Irish Banks PLC, Floating Rate Medium-Term Notes,
                      4.95%, due 1/22/08                                               P-1              A-1            25,000(n)
              20,000  Banco Espanol, Senior Unsubordinated Floating Rate Notes,
                      5.20%, due 1/18/08                                               P-1              A-1+           20,000(n)
              25,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
                      4.96%, due 1/22/08                                               P-1              A-1            25,000(n)
              40,000  Fortis Bank NY, Floating Rate Notes, 5.17%, due 1/22/08          P-1              A-1+           40,000(n)
              15,000  HBOS Treasury Services PLC, Guaranteed Floating Rate
                      Medium-Term Bank Notes, 5.24%, due 1/7/08                        P-1              A-1+           15,000(n)
              15,000  HSBC Finance Corp., Floating Rate Notes, 4.95%, due 1/24/08      P-1              A-1+           15,000
              15,000  HSBC Finance Corp., Senior Unsecured Floating Rate Notes,
                      5.12%, due 3/17/08                                               P-1              A-1+           14,986
              55,000  JP Morgan Master Note, 4.58%, due 1/2/08                         P-1              A-1+           55,000

See Notes to Schedule of Investments

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                  VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              45,000  La Caixa, Unsubordinated Floating Rate Notes, 5.15%, due
                      1/23/08                                                          P-1              A-1+              45,000(n)
              50,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.22%,
                      due 1/2/08                                                       P-1              A-1+              50,000(n)
              24,000  Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term
                      Notes, 5.26%, due 1/9/08                                         P-1              A-1               24,000(n)
              15,000  Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes,
                      5.05%, due 1/15/08                                               P-1              A-1               15,000(n)
              45,000  Wells Fargo & Co., Floating Rate Notes, 5.11%, due 1/15/08       P-1              A-1+              45,000(n)
              20,000  Westpac Banking Corp., Floating Rate Medium-Term Notes,
                      3.64%, due 1/2/08                                                P-1              A-1               20,000(n)

                                                                                                                         408,986
CONGLOMERATE (0.8%)
              25,000  General Electric Capital Corp., Senior Unsecured Floating
                       Rate Medium-Term Notes, Ser. A, 5.20%, due 1/15/08              P-1              A-1+              24,999

FINANCIAL SERVICES (4.6%)
              10,000  American Express Bank FSB, Senior Unsecured Floating Rate
                      Bank Notes, 5.01%, due 1/18/08                                   P-1              A-1               10,001
              25,000  Goldman Sachs Group, Senior Unsecured Floating Rate
                      Medium-Term Notes, 5.08%, due 1/25/08                            P-1              A-1+              25,000(n)
              10,000  Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,
                      5.09%, due 3/17/08                                               P-1              A-1                9,995
              35,000  Merrill Lynch & Co., Senior Unsecured Floating Rate
                      Medium-Term Notes, 5.14%, due 1/18/08                            P-1              A-1+              35,000
              55,000  Morgan Stanley, Senior Floating Rate Notes, 4.16% & 5.35%,
                      due 1/2/08 & 1/3/08                                              P-1              A-1+              55,000

                                                                                                                         134,996
                      TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                      769,759

PROMISSORY NOTES (0.9%)(u)
              25,000  Goldman Sachs Promissory Notes, 4.43%, due 1/2/08                P-1              A-1+              25,000(#)

ASSET-BACKED SECURITIES (0.0%)
                 155  Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1,
                      5.32%, due 1/15/08                                               P-1                                   155(n)

FLOATING RATE ASSET-BACKED SECURITIES (1.3%)(u)
              38,896  Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 4.95%,
                      due 2/21/08                                                      P-1              A-1+              38,896(n)

REPURCHASE AGREEMENTS (6.1%)
              30,000  Bank of America  Repurchase  Agreement,  4.60%,  due
                      1/2/08, dated 12/31/07,  Maturity Value $30,007,667,
                      Collateralized  by  $29,859,514,  various  Corporate
                      Bonds, 3.95% - 7.95%, due
                      1/30/08 - 12/15/33 (Collateral Value $30,900,000)                                                   30,000
              50,000  Goldman Sachs Repurchase Agreement, 4.62%, due 1/2/08, dated
                      12/31/07, Maturity Value $50,012,833, Collateralized
                      by $50,902,228,  various Commercial  Mortgage Backed
                      Securities,  0.00% - 6.66%,  due  1/15/11  - 5/19/17
                      (Collateral Value
                      $51,500,001)                                                                                        50,000
              16,900  Goldman Sachs Repurchase Agreement, 4.65%, due 1/2/08, dated
                      12/31/07, Maturity Value $16,904,366, Collateralized
                      by  $983,637,956,  Fannie  Mae,  0.05% - 9.00%,  due
                      10/25/08 - 4/1/37 and  $1,162,449,247,  Freddie Mac,
                      0.00% - 98.70%, due 1/15/17 -
                      7/15/37 (Collateral Value $17,688,730)                                                              16,900

See Notes to Schedule of Investments


                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                 VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              50,000  Merrill  Lynch  Repurchase  Agreement,   4.50%,  due
                      1/2/08, dated 12/31/07,  Maturity Value $50,012,500,
                      Collateralized  by  $53,345,000,  Fannie Mae, 5.50%,
                      due 4/1/37 (Collateral Value $51,000,464)                                                         50,000
              30,000  Merrill Lynch Repurchase Agreement, 4.65%, due 1/2/08, dated
                      12/31/07, Maturity Value $30,007,750, Collateralized by
                      $30,770,000, RAMS Funding Two LLC, CP, due 2/11/08 (Collateral
                      Value $30,604,187)                                                                                30,000
                      TOTAL REPURCHASE AGREEMENTS                                                                      176,900

                      TOTAL INVESTMENTS (99.6%)                                                                      2,912,567

                      Cash, receivables and other assets, less liabilities (0.4%)                                       11,001

                      TOTAL NET ASSETS (100.0%)                                                                     $2,923,568










See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series
-------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                 RATING           VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
CERTIFICATES OF DEPOSIT (14.6%)
     250,000  Bank of Scotland PLC, Yankee CD, 5.19%, due 1/7/08                              P-1    A-1+         250,000
     100,000  Barclays Bank NY, Yankee CD, 5.23%, due 1/2/08                                  P-1    A-1+         100,000
     200,000  BNP Paribas NY, Yankee CD, 5.03% & 5.12%, due 2/6/08 & 2/28/08                  P-1    A-1+         200,001
     160,000  Calyon NY, Yankee CD, 5.09%, due 1/25/08                                        P-1    A-1+         160,000
      50,000  HBOS Treasury Services PLC, Yankee CD, 5.50%, due 2/12/08                       P-1    A-1+          50,001
     300,000  Natixis NY, Yankee CD, 5.10% & 5.19%, due 2/19/08 & 3/18/08                     P-1    A-1+         300,000
     335,000  Royal Bank of Scotland, Yankee CD, 4.69% - 5.15%, due 1/30/08 - 3/27/08         P-1    A-1+         335,010
      75,000  Svenska Handelsbanken AB, Yankee CD, 5.13%, due 4/4/08                          P-1    A-1+          75,004
      90,000  Unicredito Italiano NY, Yankee CD, 5.60%, due 1/7/08                            P-1    A-1+          90,002
              TOTAL CERTIFICATES OF DEPOSIT                                                                     1,560,018

FLOATING RATE CERTIFICATES OF DEPOSIT (1.2%)(u)
      25,000  Barclays Bank NY, Floating Rate Yankee CD, 4.99%, due 1/16/08                   P-1    A-1+          24,999
      50,000  Calyon NY, Floating Rate Yankee CD, 3.11%, due 1/2/08                           P-1    A-1+          49,999
      52,000  Natixis NY, Floating Rate Yankee CD, 4.55%, due 1/2/08                          P-1    A-1+          51,999
              TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                         126,997

COMMERCIAL PAPER (42.3%)

ASSET BACKED (28.2%)
      50,000  Amstel Funding Corp., 5.75%, due 1/29/08                                        P-1    A-1+          49,784(n)
     125,000  Amsterdam Funding Corp., 5.70% & 5.80%, due 1/7/08 & 1/14/08                    P-1    A-1          124,872
     100,000  Atlantic Asset Securitization Corp., 6.05%, due 1/2/08                          P-1    A-1          100,000
     200,000  Cancara Asset Securitization Ltd., 5.17% & 5.60%, due 1/10/08 & 1/22/08         P-1    A-1+         199,574
     262,648  Chariot Funding LLC, 4.80% - 5.80%, due 1/9/08 - 1/24/08                        P-1    A-1          262,083
      63,500  CRC Funding LLC, 5.10%, due 1/25/08                                             P-1    A-1+          63,293
     184,190  Crown Point Capital Co., 5.10% & 5.80%, due 1/22/08 & 2/7/08                    P-1    A-1          183,478
     165,000  Dexia Delaware LLC, 5.00% & 5.07%, due 1/2/08 & 1/3/08                          P-1    A-1+         164,982
      60,393  Fairway Finance, 5.00%, due 1/15/08                                             P-1    A-1           60,284
     160,000  Galleon Capital LLC, 4.65%, due 1/2/08                                          P-1    A-1          160,000
      70,000  Grampian Funding LLC, 5.01%, due 1/22/08                                        P-1    A-1+          69,805(n)
     144,776  Jupiter Securitization Corp., 5.32% - 5.80%, due 1/11/08 - 1/25/08              P-1    A-1          144,514
     145,170  Lexington Parker Capital Corp., 5.08% - 5.50%, due 1/11/08 - 2/14/08            P-1    A-1          144,401
     100,000  Morgan Stanley, 5.06%, due 4/14/08                                              P-1    A-1+          98,552
     135,000  Nordea Bank NA, 4.83% & 4.96%, due 2/29/08 & 3/10/08                            P-1    A-1+         133,882
     333,000  North Sea Funding BV LLC, 7.00%, due 1/2/08                                     P-1    A-1+         333,000
      15,032  Old Line Funding LLC, 5.25%, due 1/4/08                                         P-1    A-1+          15,028

See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                    RATING        VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
     146,000  Park Avenue Receivables Co. LLC, 5.60% & 5.75%, due 1/15/08 & 1/22/08           P-1    A-1          145,593
      40,000  Picaros Funding PLC, 5.17%, due 2/21/08                                         P-1    A-1+          39,713
      34,400  Regency Markets No.1 LLC, 5.18%, due 1/15/08                                    P-1    A-1           34,336
     113,178  Thames Asset Securitization LLC, 5.75%, due 1/15/08                             P-1    A-1          112,943
      39,219  Thunder Bay Funding, Inc., 4.68%, due 3/10/08                                   P-1    A-1           38,872
      50,000  Variable Funding Capital Corp., 5.30%, due 1/18/08                              P-1    A-1+          49,882
     288,826  Yorktown Capital, 5.10% - 6.00%, due 1/2/08 - 1/9/08                            P-1    A-1+         288,774

                                                                                                                3,017,645
BANKING (14.1%)
     200,000  Allied Irish Banks PLC, 5.09%, due 1/18/08                                      P-1    A-1          199,548
     225,000  Barclays U.S. Funding Corp., 4.72% - 5.35%, due 2/19/08 - 4/24/08               P-1    A-1+         223,063
     175,000  BNP Paribas NY, 4.95%, due 2/20/08                                              P-1    A-1+         173,821
      50,000  Calyon NY, 4.78%, due 1/22/08                                                   P-1    A-1+          49,867
     140,000  Dexia Bank, 5.01% & 5.43%, due 2/25/08 & 3/17/08                                P-1    A-1+         139,439
     200,000  Grampian Funding LLC, 4.85% & 5.22%, due 1/7/08 & 2/27/08                       P-1    A-1+         199,173
      85,000  JP Morgan Chase, 4.99%, due 3/3/08                                              P-1    A-1+          84,281
     150,000  Societe Generale NA, 4.77% & 4.87%, due 2/1/08 & 3/19/08                        P-1    A-1+         149,082
     295,000  UBS Finance, Inc., 4.96% - 5.46%, due 1/14/08 - 3/27/08                         P-1    A-1+         292,016

                                                                                                                1,510,290
              TOTAL COMMERCIAL PAPER                                                                            4,527,935

CORPORATE DEBT SECURITIES (0.6%)

BANKING (0.6%)
      16,320  Citigroup, Inc., Senior Unsecured Medium-Term Notes, 3.50%, due 2/1/08          P-1    A-1+          16,296
      50,000  Sigma Finance, Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08            P-1    A-1+          50,000(n)

                                                                                                                   66,296
              TOTAL CORPORATE DEBT SECURITIES                                                                      66,296

FLOATING RATE CORPORATE DEBT SECURITIES (19.3%)(u)

ASSET BACKED (8.4%)
      42,000  Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.37%, due
              1/2/08                                                                          P-1    A-1+          42,000(n)
      50,000  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.23%, due 1/7/08        P-1    A-1+          50,002(n)
     167,300  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.93% - 5.10%,
              due 1/22/08 - 3/17/08                                                           P-1    A-1+         167,301(n)
     100,000  Links Finance LLC, Floating Rate Medium-Term Notes, 4.32%  , due 1/2/08         P-1    A-1+          99,994(n)
     115,000  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.32% - 4.96%, due
              1/2/08 - 3/31/08                                                                P-1    A-1+         114,995(n)
     130,000  Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.32% &
              4.34%, due 1/2/08                                                               P-1    A-1+         130,002(n)
      20,000  Sigma Finance, Inc., Floating Rate Medium-Term Notes, 5.07%, due 1/25/08        P-1    A-1+          20,000(n)
      50,000  Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser.
              B, 3.14%, due 1/2/08                                                            P-1    A-1+          50,008
     125,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.07%
              & 4.32%, due 1/2/08                                                             P-1    A-1+         125,003
      35,000  Westpac Banking Corp., Floating Rate Notes, 5.24%, due 1/7/08                   P-1    A-1+          35,000(n)


See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                 RATING           VALUE(tt)
($000's omitted)                                                                              Moody's  S&P     ($000's omitted)
      60,000  Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 4.98%, due
              1/15/08                                                                          P-1    A-1+         59,996(n)

                                                                                                                  894,301

BANKING (8.0%)
     170,000  Bank of America NA, Floating Rate Bank Notes, 4.32%, due 1/2/08                 P-1    A-1+         170,000
       5,100  Bank of America NA, Senior Floating Rate Bank Notes, 4.87%, due 1/25/08         P-1    A-1+           5,098
      40,000  Bank of New York, Senior Floating Rate Medium-Term Notes, 5.24%, due
              1/10/08                                                                         P-1    A-1           40,002(n)
      35,000  Credit Suisse First Boston, Guaranteed Floating Rate Notes, 5.35%, due
              1/2/08                                                                          P-1    A-1+          35,020
       9,000  HSBC Finance Corp., Floating Rate Mediuim-Term Notes, 5.39%, due 1/9/08         P-1    A-1+           9,000
      91,900  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.12%, due
              3/17/08                                                                         P-1    A-1+          91,910
      40,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes,
              4.98%, due 2/22/08                                                              P-1    A-1           39,927
     170,000  National City Bank, Floating Rate Bank Notes, 4.36% - 5.18%, due 1/2/08 -
              1/25/08                                                                         P-1    A-1          170,002
      44,000  National City Bank, Floating Rate Medium-Term Bank Notes, 4.93%, due
              2/5/08                                                                          P-1    A-1           44,012
      40,000  PNC Bank, Floating Rate Bank Notes, 5.17%, due 1/2/08                           P-1    A-1+          40,000
      40,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.22%, due 1/2/08        P-1    A-1+          40,000(n)
      50,000  Wachovia Bank NA, Senior Floating Rate Bank Notes, 4.98%, due 1/25/08           P-1    A-1+          50,000
       5,000  Wachovia Corp., Senior Floating Rate Notes, 5.03%, due 1/30/08                  P-1    A-1+           5,000
      28,000  Wells Fargo & Co., Floating Rate Notes, 5.11%, due 1/15/08                      P-1    A-1+          28,000(n)
      80,000  Wells Fargo & Co., Floating Rate Medium-Term Notes, 5.08%, due 1/18/08          P-1    A-1+          79,995
       9,700  World Savings Bank, Floating Rate Bank Notes, 5.24%, due 1/8/08                 P-1    A-1+           9,701
                                                                                                                  857,667
CONGLOMERATE (1.6%)
     175,000  General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term
              Notes, Ser. A, 5.20%, due 1/15/08                                               P-1    A-1+         174,993

FINANCIAL SERVICES (1.3%)
      13,384  American Express Bank FSB, Senior Unsecured Floating Rate Bank Notes,
              5.00%, due 1/18/08                                                              P-1    A-1           13,384
      25,000  Bear Stearns Co., Inc., Senior Unsecured Floating Rate Medium-Term Notes,
              5.24%, due 1/14/08                                                              P-1    A-1           25,000
      15,000  Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 4.71%, due
              1/2/08                                                                          P-1    A-1           15,011
      75,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.14%, due
              1/18/08                                                                         P-1    A-1           75,000
      15,000  Morgan Stanley, Senior Floating Rate Notes, 5.35%, due 1/3/08                   P-1    A-1+          15,005

                                                                                                                  143,400

              TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                     2,070,361

PROMISSORY NOTES (0.5%)(u)
      50,000  Goldman Sachs Group, 5.35%, due 1/2/08                                          P-1    A-1+          50,000(#)


See Notes to Schedule of Investments


                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                RATING               VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
ASSET-BACKED SECURITIES (0.2%)
      16,291  BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 7/15/08               P-1    A-1+          16,291
         172  Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due
              5/15/08                                                                         P-1                     172(n)
              TOTAL ASSET-BACKED SECURITIES                                                                        16,463

REPURCHASE AGREEMENTS (21.0%)
     400,000  Bank of America Repurchase Agreement, 4.40%, due 1/2/08, dated 12/31/07,
              Maturity Value $400,097,778, Collateralized by $556,499,564, Fannie Mae,
              5.00%, due 6/1/35 (Collateral Value $408,000,000)                                                   400,000
     200,000  Bank of America Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $200,051,111, Collateralized by $191,364,953, various Corporate
              Bonds, 3.25% - 11.50%, due 1/15/08 - 9/30/66 and $8,672,000, various Medium-
              Term Notes, 4.60% - 8.25%, due 10/8/08 - 3/15/37 (Collateral Value
              $206,000,000)                                                                                       200,000
     200,000  Barclays Capital Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $200,051,111, Collateralized by $206,000,000, Asset Backed
              Security, 0.00%, due 7/25/52 (Collateral Value $206,000,000)                                        200,000
     150,000  Goldman Sachs Repurchase Agreement, 4.58%, due 1/2/08, dated 12/31/07,
              Maturity Value $150,038,167, Collateralized by 4,527,833, shares of various
              Equity Securities (Collateral Value $157,500,005)                                                   150,000
     100,000  Goldman Sachs Repurchase Agreement, 4.62%, due 1/2/08, dated 12/31/07,
              Maturity Value $100,025,667, Collateralized by 403,068, shares of various
              Equity Securities (Collateral Value $105,000,043)                                                   100,000
     100,000  Goldman Sachs Repurchase Agreement, 4.63%, due 1/2/08, dated 12/31/07,
              Maturity Value $100,025,722, Collateralized by $2,401,746,973, Fannie Mae,
              0.00% - 7.50%, due 2/25/29 - 11/25/46 and $437,780,744, Freddie Mac, 0.00% -
              5.50%, due 8/1/37 - 10/25/44 (Collateral Value $103,318,721)                                        100,000
     310,600  Goldman Sachs Repurchase Agreement, 4.65%, due 1/2/08, dated 12/31/07,
              Maturity Value $310,680,238, Collateralized by $660,000,000, Fannie Mae, 1.69%
              - 1.79%, due 4/25/36 - 6/25/36 and $266,016,114, Freddie Mac, 0.00% - 6.00%,
              due 1/15/29 - 6/15/37 (Collateral Value $320,567,269)                                               310,600
     425,000  Merrill Lynch Repurchase Agreement, 4.50%, due 1/2/08, dated 12/31/07,
              Maturity Value $425,106,250, Collateralized by $775,624,333, Fannie Mae, 4.50%
              - 5.50%, due 11/1/20 - 4/1/37 (Collateral Value $433,502,479)                                       425,000
     250,000  Merrill Lynch Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $250,063,889, Collateralized by 120,000, shares of an Equity
              Security (Collateral Value $272,010,000)                                                            250,000
     115,000  Merrill Lynch Repurchase Agreement, 4.65%, due 1/2/08, dated 12/31/07,
              Maturity Value $115,029,708, Collateralized by $117,938,000, Commerical Paper,
              due 2/11/08 (Collateral Value $117,302,456)                                                          115,000
              TOTAL REPURCHASE AGREEMENTS                                                                        2,250,600

See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007


SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


              TOTAL INVESTMENTS (99.7%)                                                                         10,668,670

              Cash, receivables and other assets, less liabilities (0.3%)                                           32,277

              TOTAL NET ASSETS (100.0%)                                                                        $10,700,947

See Notes to Schedule of Investments

                                                  DECEMBER 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------
(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.


(@@) Municipal securities held by Municipal Master Series and Tax-Exempt Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 94.6% and 92.5% of the municipal securities held by Municipal Master Series and Tax-Exempt Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Puttable bonds give the funds the right to sell back the issue on the date specified.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At December 31, 2007, these securities amounted to approximately $1,378,373,000 or 47.1% of net assets for Money Market Master Series, approximately $15,680,000 or 2.7% of net assets for Municipal Master Series, approximately $997,053,000 or 9.3% of net assets for Prime Master Series and approximately $295,155,000 or 13.0% of net assets for Tax Exempt Master Series

(B)    Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2007.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(w) Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by KBC Bank, backing 50% of the total principal and Landesbank Baden-Wurttemberg, backing 50% of the total principal.

(aa) Security is subject to a guarantee provided by Natixis, NY, backing 100% of the total principal.

(#) Illiquid security cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the security. At December 31, 2007, these securities amounted to $25,000,000 or 0.86% of net assets for Money Market Master Series and $50,000,000 or 0.47% of net assets for Prime Master Series.




For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Institutional Liquidity Series


By: /s/ Peter E. Sundman
   -------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date:  February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   -------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date:  February 29, 2008


By:/s/    John M. McGovern
   -------------------------------------
   John M. McGovern
   Treasurer and Principal Financial
      and Accounting Officer

Date:  February 29, 2008